Common Stock (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Gross proceeds from Issuance of Common Stock	$ 284	$ 424
Percentage of outstanding stock maximum	10.00%
Common Stock
Debt Instrument [Line Items]
Issuance of common stock (shares)	5,120,000	8,290,000
ATM Program
Debt Instrument [Line Items]
Maximum common stock issued from treasury amount	$ 1
ATM Program | Common Stock
Debt Instrument [Line Items]
Remaining available authorized amount for issuance	$ 336
Issuance of common stock (shares)	5,117,273	8,287,037
Gross proceeds from Issuance of Common Stock	$ 264	$ 400
Net proceeds from issuance of common stock	$ 261	$ 397
Average price per share, issued	$ 51.52	$ 48.27
Employee Stock Option Plan
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	6,000,000	6,000,000
Share Unit Plans
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,000,000	2,000,000
Dividend Reinvestment
Debt Instrument [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	12,000,000	18,000,000